GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Reporting unit | segment	3
Costs:
Beginning balance	$ 28,433	$ 27,655
Foreign currency adjustment	(693)	778
Ending balance	27,740	28,433	$ 27,655
Goodwill impairment	(27,740)	(9,256)
Goodwill, net		19,177
Impairment of goodwill	19,156	4,559	8,454
Discontinued Operations
Costs:
Impairment of goodwill	$ 0	$ 4,559	$ 0